INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Goodwill and intangible, net assets consist of the following at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
License	$6,714,555	$6,876,169
Trade name / mark	390,188	392,197
Customer base	602,204	602,204
Software	795,868	155,788
	8,502,814	8,029,357
Less: Accumulated amortization
License	(609,659)	(235,925)
Trade name / mark	(36,997)	(36,997)
Customer base	(141,994)	(110,160)
Software	(47,619)	(11,789)
Subtotal	7,666,545	7,634,486
Goodwill	49,697	49,697
Total	$7,716,242	$7,684,183

At June 30, 2024, the estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

Year	Amount
2024	$405,212
2025	807,519
2026	808,689
2027	808,689
2028	756,665
Thereafter	3,724,570
Total	$7,311,545

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of the following at December 31, 2023 and 2022:

	2023	2022
License	$6,876,169	$643,204
Trade name / mark	392,197	36,997
Customer base	602,204	176,793
Software	158,788	-
	8,029,358	856,994
Less: Accumulated amortization
License	(235,925)	(98,686)
Trade name / mark	(36,997)	(29,881)
Customer base	(110,161)	(71,210)
Software	(11,789)	-
Subtotal	7,634,486	657,217
Goodwill	49,697	49,697
Total	$7,684,183	$706,914

At December 31, 2023, the estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

Year	Amount
2024	$763,292
2025	763,026
2026	764,213
2027	764,213
2028	735,772
Thereafter	3,488,769
Sum	$7,279,285